Related-party transactions - Disclosure of borrowings related to research tax credit outstanding (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Borrowings	€ 179,167	€ 187,373
BPI payable relating to Research tax credit 2022 | BPI France
Disclosure of transactions between related parties [line items]
Borrowings	1,198
BPI payable relating to Research tax credit 2023 | BPI France
Disclosure of transactions between related parties [line items]
Borrowings	910
BPI payable relating to Research tax credit 2024 | BPI France
Disclosure of transactions between related parties [line items]
Borrowings	€ 1,036